Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Zacks Trust
Entity Central Index Key	0001760588
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000214795
Shareholder Report [Line Items]
Fund Name	Zacks Earnings Consistent Portfolio ETF
Trading Symbol	ZECP
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-855-813-3507
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Earnings Consistent Portfolio ETF	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 232,796,808
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 468,473
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$232,796,808
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$468,473
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Real Estate	1.6%
Utilities	4.8%
Consumer Discretionary	6.3%
Communications	7.9%
Consumer Staples	8.9%
Industrials	10.1%
Health Care	13.0%
Financials	17.8%
Technology	27.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	6.4%
Apple, Inc.	5.6%
Alphabet, Inc., Class A	4.6%
Netflix, Inc.	3.3%
JPMorgan Chase & Company	3.1%
Walmart, Inc.	3.0%
Procter & Gamble Company (The)	2.7%
American Express Company	2.6%
Caterpillar, Inc.	2.4%
Home Depot, Inc. (The)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000253655
Shareholder Report [Line Items]
Fund Name	Zacks Focus Growth ETF
Trading Symbol	GROZ
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-855-813-3507
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 25,364,911
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 127,815
InvestmentCompanyPortfolioTurnover	40.00%
C000245117
Shareholder Report [Line Items]
Fund Name	Zacks Small/Mid Cap ETF
Trading Symbol	SMIZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.
Additional Information Phone Number	1-855-813-3507
Additional Information Website	https://zacksetfs.com/resources.php
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Small/Mid Cap ETF	$26	0.55%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.55%
AssetsNet	$ 122,645,241
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 202,403
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$122,645,241
Number of Portfolio Holdings	199
Advisory Fee (net of waivers)	$202,403
Portfolio Turnover	102%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Communications	3.0%
Energy	3.5%
Real Estate	4.3%
Utilities	5.1%
Materials	5.3%
Consumer Staples	7.2%
Consumer Discretionary	10.0%
Health Care	12.4%
Industrials	13.7%
Financials	16.3%
Technology	17.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EMCOR Group, Inc.	1.7%
Stride, Inc.	1.1%
McKesson Corporation	1.1%
Onity Group, Inc.	1.0%
Amphenol Corporation, Class A	1.1%
Insulet Corporation	1.0%
Badger Meter, Inc.	1.0%
National Fuel Gas Company	1.0%
Northern Trust Corporation	1.0%
Premier, Inc., Class A	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.